Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before income tax	$ (94,846,338)	$ (2,383,812)
Adjustments for:
- Impairment loss on receivable		44,271
- Depreciation of property, plant and equipment	1,501,809	1,661,403
- Amortisation of intangible assets	853,030	638,849
- Interest income	(18,308)	(4)
- Interest expense	388,717	246,359
- Loss/(gain) on disposal of property, plant and equipment	12,852	(26,586)
- Listing expense	93,067,324
- Foreign exchange adjustment	256,558	3,331
Total Adjustments	1,215,644	183,811
Changes in operating assets and liabilties :
- Trade and other receivables	(210,649)	(384,221)
- Inventories	156,967	378,606
- Trade and other payables	1,368,648	1,791,714
- Prepaid forward purchase agreement	969
- Deferred underwriting fees payable	2,753,125
Net cash generated from operating activities	5,282,766	1,969,910
Cash flows from investing activities
Purchase of property, plant and equipment	(651,044)	(502,677)
Proceeds from disposal of property, plant and equipment	2,130	29,592
Additions to intangible assets	(1,388,583)	(1,011,193)
Interest received	18,308	4
Net cash used in investing activities	(2,019,189)	(1,484,274)
Changes from financing cash flows:
Proceeds from bank borrowings	3,596,071
Repayment of bank borrowings	(3,775,481)	(1,537,495)
Shares issuance	754,448	1,600,000
Settlement of Promissory Note	(3,150,000)
Repayments of lease liabilities	(185,536)	(186,397)
Interest paid	(388,717)	(246,359)
Net cash used in financing activities	(3,149,215)	(370,251)
Net increase in cash and bank balances	114,362	115,385
Cash and cash equivalents
Beginning of the financial year	252,399	137,014
End of the financial year	366,761	252,399
Beginning balance	8,055,976	8,497,789
Changes from financing cash flows:
Repayment of bank loans	(3,775,481)	(1,537,495)
Principal element of lease payments	(185,536)	(186,397)
Borrowing cost paid	(388,717)	(246,359)
Total change from financing cash flows	(753,663)	(1,970,251)
Other changes:
Exchange adjustments	246,025	(14,739)
Lease modification	8,230	1,296,818
Interest expenses	388,717	246,359
Total other changes	642,972	1,528,438
Proceeds from bank borrowings	3,596,071
Ending balance	7,945,285	8,055,976
Lease liabilities [member]
Adjustments for:
- Interest expense	55,934	28,559
Cash and cash equivalents
Beginning balance	2,257,335	1,150,764
Changes from financing cash flows:
Repayment of bank loans
Principal element of lease payments	(185,536)	(186,397)
Borrowing cost paid	(55,934)	(28,558)
Total change from financing cash flows	(241,470)	(214,955)
Other changes:
Exchange adjustments	86,777	(3,850)
Lease modification	8,230	1,296,818
Interest expenses	55,934	28,558
Total other changes	150,941	1,321,526
Proceeds from bank borrowings
Ending balance	2,166,806	2,257,335
Long-term borrowings [member]
Cash and cash equivalents
Beginning balance	5,798,641	7,347,025
Changes from financing cash flows:
Repayment of bank loans	(3,775,481)	(1,537,495)
Principal element of lease payments
Borrowing cost paid	(332,783)	(217,801)
Total change from financing cash flows	(512,193)	(1,755,296)
Other changes:
Exchange adjustments	159,248	(10,889)
Lease modification
Interest expenses	332,783	217,801
Total other changes	492,031	206,912
Proceeds from bank borrowings	3,596,071
Ending balance	$ 5,778,479	$ 5,798,641